Due to Related Parties and Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 24, 2017	Feb. 24, 2017	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Accrued management fees				$ 2,400		$ 9,600	$ 9,925	$ 36,800
Outstanding balance of management fees payable			599		$ 599		599	77,074
Accrued rent expense								36,800
Outstanding balance of rent payable							0	76,800
Shares issued for services					850,000
Due to related parties			70,673		$ 70,673		70,673	57,373
Royalty fee	10.00%
Unpaid license fee			$ 100,000		$ 100,000		100,000
Brad Kersch [Member]
Accrued management fees							9,925	$ 36,800
Accounts payable for consulting services		$ 86,400					$ 400
Shares issued for services		864,264
Shares Issued, Price Per Share		$ 0.10					$ 0.10
Solace Management Group Inc [Member]
Material terms of license agreement description

1.	Upon execution of the Agreement, the Apawthecary Pets USA shall provide a non-refundable license fee in the amount of $100,000 (the "License Fee") to be held in an escrow account pursuant and subject to the terms of an escrow agreement whereby the License Fee will remain in the escrow account until the earlier of a $3,000,000 raise by the Licensee or after the Set-up Period.

2.	Term of the License Agreement is 10 years with a 5 year renewal term.

3.	The license is an exclusive, non-transferable, non-sub licensable license to manufacture, sell, represent, market, distribute and advertise the Licensed Products within the Territory on the terms and conditions set forth in the License Agreement and shall include access to, and use of, the Solace Management Group Inc.’s Licensed Products and Services, Marks, Manuals, brands, and the business format, formulations, methods, specifications, standards, and operating procedures.

4.	Apawthecary Pets USA shall pay the Solace Management Group Inc. for all packaging and shipment expenses to the Licensee at the then current market rate plus 20%.

5.	Royalties will commence to accrue when the Licensed Products are accepted by the Apawthecary Pets USA. Apawthecary Pets USA shall pay quarterly royalties in addition to the yearly royalty fee, 10% of sales based on the wholesale price of each item.

Current market rate	20.00%
Royalty fee	10.00%
License Fee	$ 3,000,000
License agreement term	10 years
License agreement renewal term	5 years
Escrow account	$ 100,000
Digital Pilot Inc [Member]
Accounts payable for consulting services		$ 76,800
Shares issued for services		768,000
Shares Issued, Price Per Share		$ 0.10